Note 10 - Other Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes To Financial Statements [Abstract]
Other Related Party Transactions

Transactions with Epic Boats

The Company subleases office and manufacturing space to Epic Boats (an entity founded and controlled by Chris Anthony, our founder and board member), in our facility in Vista, California pursuant to a month-to-month sublease agreement.  Pursuant to this agreement, Epic Boats pays Flux Power 10% of facility costs through the end of our lease agreement.

The Company received $5,000 and $15,000, respectively during the three months and nine months ended March 31, 2019, from Epic Boats under the sublease rental agreement which is recorded as a reduction to rent expense and the customer deposits discussed below.

As of March 31, 2019 and June 30, 2018, customer deposits totaling approximately $89,000 and $102,000, respectively, were recorded in the accompanying condensed consolidated balance sheets. There were no receivables outstanding from Epic Boats as of March 31, 2019 and June 30, 2018.

Consulting Agreement

On February 15, 2018, we entered into an oral agreement with Chris Anthony, as an independent contractor, to assist us with evaluating potential suppliers of parts and/or sub-assembly manufacturers of our LiFT Packs. For his services, we agreed to pay him $5,000 per month plus expenses. Either party may terminate this arrangement with or without cause upon notice to the other party.  We believe that the fees for such services are reasonable and comparable to those charged by other firms for services rendered.

The Company subleases office and manufacturing space to Epic Boats (an entity founded and controlled by Chris Anthony, our board member and former Chief Executive Officer) in our facility in Vista, California pursuant to a month-to-month sublease agreement.  Pursuant to this agreement, Epic Boats pays Flux Power 10% of facility costs through the end of our lease agreement.

The Company received $18,000 and $16,000 during the years ended June 30, 2018 and 2017, respectively, from Epic Boats under the sublease rental agreement which is recorded as a reduction to rent expense and the customer deposits discussed below.

As of June 30, 2018 and June 30, 2017, customer deposits totaling approximately $102,000 and $120,000, respectively, related to such products were recorded in the accompanying consolidated balance sheets. There were no receivables outstanding from Epic Boats as of June 30, 2018 and June 30, 2017.